Note 11 - Summary of Stock Options (Details) - Stock-based Compensation Expense Included in the Statement of Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	$ 42,000	$ 13,000	$ 184,000	$ 87,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	4,000		5,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	$ 38,000	$ 13,000	$ 179,000	$ 87,000